Equity (Aggregate Shares Purchased) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 24, 2013
Equity [Abstract]
Board of Directors authorized to purchase shares	2,500,000			2,500,000
Shares purchased under 2011 and 2007 authorization	576,064	435,000	385,100
Aggregate amount	$ 22,509	$ 19,576	$ 13,583
Average price paid per share	$ 39.07	$ 45.00	$ 35.27